Putnam
Diversified
Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead. Please see page 49 for information about recent changes in the fund's investment policy.

This is the last letter to you and the other shareholders of Putnam Diversified Income Trust that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/ GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


Report from the fund managers

David L. Waldman
and the Core Fixed Income Team

Volatility continued to be an unwanted bedfellow for fixed-income investors during the six months ended March 31, 2000. The broad market's movements continued to be influenced by the robust pace of economic growth worldwide coupled with tightened monetary policy by central banks across the globe. The dramatic strength of stock markets at home and abroad further dampened the performance potential of most bonds as investors turned their attention, seemingly en masse, to the gains being realized in stocks, particularly technology issues. Putnam Diversified Income Trust's multisector strategy served the portfolio relatively well in this difficult environment.

Total return for 6 months ended 3/31/00

            Class A         Class B        Class C          Class M
         NAV      POP    NAV     CDSC    NAV    CDSC     NAV      POP
------------------------------------------------------------------------
        2.89%   -2.02%  2.61%   -2.31%  2.52%   1.53%   2.78%   -0.55%
------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* RISING RATES AND DAZZLING TECH STOCK RETURNS KEPT INVESTORS AT BAY

Investor sentiment continued to rule the day during the first half of fiscal 2000, having negative implications for most bond sectors as it did for most of the preceding fiscal year. In the early months of the period, the perceived havoc that the Y2K problem could cause to global financial markets put downward pressure on bonds. The arrival of the year 2000 occurred with little disruption, however, and investors turned their full attention to global economic activity and the threat of inflation.

For some time now, U.S. economic growth has continued to defy convention. Although the Federal Reserve Board has enacted five interest-rate increases in nine months, economic growth did not abate and investors grew increasingly worried that the Fed might not be acting aggressively enough to contain inflationary pressures. Indeed, the index of leading indicators, rebounding employment growth, and lower-than-expected inventory accumulations are all sending signals of continued strength. Worldwide, economic activity also has gained momentum as commodity and oil prices rise and Asia recovers. While inflation remains subdued in most corners of the world, its mere threat has been enough to cause bond investors dismay.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS FOR CORPORATE BONDS AND NOTES]

TOP INDUSTRY SECTORS FOR CORPORATE BONDS AND NOTES*

Telecommunications      6.9%

Cable television        2.9%

Broadcasting            2.2%

Electric utilities      2.0%

Gaming                  1.9%

Footnote reads:
*Based on net assets as of 3/31/00. Holdings will vary over time.

The explosive price appreciation that technology stocks experienced for most of the past six months further added insult to injury. Investors shunned almost any security, bonds and stocks alike, that did not offer the stratospheric return potential that tech stocks were providing. Liquidity became an issue in the marketplace and for all intents and purposes, bond fund inflows halted. A rising default rate in the high-yield sector, though still historically low, exacerbated investors' anxiety.

* TREASURY BUY-BACK PROGRAM AFFECTS YIELD CURVE AS MUCH AS RISING RATES

In addition to rising interest rates and investor unease, U.S. Treasury securities experienced an added layer of volatility because of a technical development that influenced the shape of the Treasury yield curve as much as the Fed's actions. This development came in the form of an announcement in early January by Treasury Secretary Lawrence Summers that the U.S. Treasury would buy back $30 billion in securities, most likely longer-term issues. The yield curve, a plotting of yields across the maturity spectrum, shifted from flat to inverted as investors bid up the price of the bellwether 30-year bond. As the price appreciated, the yield dropped to below that of the 10-year note, resulting in a dramatic dislocation of the yield curve's historic norm.

Given the uncertain direction of interest rates, our yield curve positioning remained somewhat defensive. We focused mainly on 10-year notes with some exposure to longer-term issues that helped contribute to performance as prices rose at the longer end of the curve. Elsewhere in the U.S. investment-grade sector, we took advantage of opportunities in seasoned mortgage-backed securities, such as commercial mortgage-backed securities that offer structural prepayment protection and benefited from improving real estate fundamentals.

We kept the portfolio's average duration neutral relative to its benchmark indexes. As you may know, duration is a measure of a fund's sensitivity to interest-rate changes. The shorter the duration, the more defensive a portfolio's orientation and the less sensitive it is likely to be to rising interest rates.

* "NEW ECONOMY" ISSUERS REMAIN KEY FOCUS IN HIGH-YIELD SECTOR

Your fund's primary emphasis was high-yield corporate bonds, those rated below investment grade. With the new era in global economic growth, companies that can effectively leverage technological innovation and intellectual capital stand to experience rapid business growth. At the forefront of this new economy are companies in the telecommunications industry -- wireless communications, fixed communications, and digital service line (DSL) software firms. The growing global appetite for information technology and the high growth potential of such corporations make their business cycles seemingly indifferent to traditional market forces and thus, we believe, make them attractive holdings to own.


"Look for a strong bounce-back from the bond market's funk when the Energizer Bunny economy slows, which should happen by the fall... Now is the time to get into bonds, while they're cheap."

-- Forbes, April 3, 2000


Still in its infancy, the telecommunications industry lends itself well to leverage and, therefore, it is not surprising that telecommunications issues make up roughly 25% to 30% of the high-yield market and dominate your fund's high-yield exposure.


"Given the likelihood of further near-term volatility, a diversified approach to the fixed-income market should help even out dramatic swings in any one sector."

-- David L. Waldman, lead manager,
   Putnam Diversified Income Trust


During the past year, many communications companies have moved further along in their business plans and are now generating cash flows. Many are decreasing their debt burden by issuing stock, which, in turn, decreases their credit risk. Industry consolidation also continues to help the credit profile of many issuers, with credit upgrades occurring more frequently. We are now seeing the growth in communications services taking hold overseas and we were able to tap into foreign and domestic high-yield opportunities that benefited from this trend as well. Cable and media holdings, which are becoming increasingly close relatives to telecom companies as time goes, were also well represented in the portfolio.

* GLOBAL GROWTH FUELS EMERGING-MARKETS ISSUES

Emerging-markets bonds have been the best-performing fixed-income asset class over the semiannual period and for the past year, in fact. Attractive valuations, stabilizing commodity prices, a strong U.S. economy, recovery in Asian markets, and improving national fundamentals have made such markets as Mexico, Bulgaria, and Brazil attractive investment opportunities. Over the period, we maintained your fund's exposure to emerging-markets bonds and participated in their dramatic price appreciation. In the developed world, the sovereign bonds of the United Kingdom, Germany, Canada, and Australia were also held in the portfolio.

* VALUE AND OPPORTUNITY TO BE FOUND IN TODAY'S MARKET

The fund enters the second half of fiscal 2000 with cautious optimism. Clearly there is value and opportunity to be found in today's bond market, particularly given the excessive valuations in technology stocks and the turbulence caused by the guilty verdict returned on Microsoft related to monopoly charges. Investors are just now digesting the impact this most recent development will likely have on the technology sector and their individual stock portfolios. We cannot, however, rule out the likely possibility that volatility will continue in the fixed-income market, at least in the near term as the Fed and other central banks around the world strive to contain inflation in the current growth environment.

[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS

Midland Funding II Corp.
deb. Series A, 11 3/4s, 2005

Echostar DBS Corp.
sr. notes 9 3/8s, 2009

Millicom International Cellular S.A.
sr. disc. notes stepped-coupon zero %
(13 1/2s, 6/1/01), 2006 (Luxembourg)


FOREIGN BONDS

Germany (Federal Republic of)
bonds Ser. 132, 4 1/8s, 2004

Denmark (Kingdom of)
bonds 6s, 2009

United Kingdom
Treasury bonds 8s, 2000


U.S. INVESTMENT-GRADE SECURITIES

U.S. Treasury notes 6s, 2009

U.S. Treasury bonds 6 1/8s, 2029

U.S. Treasury notes 5 1/4s, 2004

These holdings represent 16.6% of the fund's net assets as of 3/31/00. Portfolio holdings will vary over time.



We believe individual security selection will become increasing important to investment success as the year progresses, particularly in the corporate sector, as we do not foresee any macro trend pushing prices higher from current levels. In this uncertain environment, we are confident that Putnam's extensive research capabilities and disciplined risk management will work in your fund's favor.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds. Investments in non-U.S. securities may be subject to certain risks such as currency fluctuations, economic instability, and political developments. Although the U.S. government guarantees the timely payment of principal and interest on some of the underlying securities, the value of the fund shares is not guaranteed and will fluctuate.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Diversified Income Trust is designed for investors seeking current income consistent with capital preservation through U.S. government and investment-grade high-yield, and international fixed-income securities.


TOTAL RETURN FOR PERIODS ENDED 3/31/00

                        Class A           Class B           Class C           Class M
(inception dates)      (10/3/88)          (3/1/93)          (2/1/99)         (12/1/94)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months            2.89%   -2.02%    2.61%   -2.31%    2.52%    1.53%    2.78%   -0.55%
----------------------------------------------------------------------------------------
1 year              1.82    -3.05     1.14    -3.52     1.04     0.11     1.60    -1.69
----------------------------------------------------------------------------------------
5 years            34.90    28.51    30.03    28.19    29.88    29.88    33.33    28.95
Annual average      6.17     5.14     5.39     5.09     5.37     5.37     5.92     5.22
----------------------------------------------------------------------------------------
10 years          129.40   118.51   112.86   112.86   112.91   112.91   123.52   116.29
Annual average      8.66     8.13     7.85     7.85     7.85     7.85     8.38     8.02
----------------------------------------------------------------------------------------
Life of fund      141.01   129.59   120.50   120.50   121.22   121.22   133.00   125.39
Annual average      7.96     7.50     7.12     7.12     7.15     7.15     7.64     7.33
----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                                         Salomon Bros.
                     Lehman Bros.           Non-U.S.          First Boston
                      Aggregate           World Govt.          High Yield           Consumer
                      Bond Index          Bond Index           Bond Index         price index
--------------------------------------------------------------------------------------------
6 months                  2.08%              -2.72%                0.77%                2.03%
--------------------------------------------------------------------------------------------
1 year                    1.87               -1.40                 0.30                 3.69
--------------------------------------------------------------------------------------------
5 years                  41.20               15.04                45.56                13.15
Annual average            7.14                2.84                 7.79                 2.50
--------------------------------------------------------------------------------------------
10 years                116.26              140.50               189.22                33.02
Annual average            8.02                9.17                11.20                 2.89
--------------------------------------------------------------------------------------------
Life of fund            147.57              136.69               189.20                42.90
Annual average            8.20                7.78                 9.67                 3.15
--------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

                                 Class A      Class B   Class C         Class M
-----------------------------------------------------------------------------------
Distributions (number)               6            6         6               6
-----------------------------------------------------------------------------------
Income                            $0.486       $0.446    $0.447          $0.474
-----------------------------------------------------------------------------------
Capital gains                         --           --        --              --
-----------------------------------------------------------------------------------
  Total                           $0.486       $0.446    $0.447          $0.474
-----------------------------------------------------------------------------------
Share value:                  NAV       POP       NAV       NAV       NAV       POP
-----------------------------------------------------------------------------------
9/30/99                    $10.77    $11.31    $10.72    $10.75    $10.73    $11.09
-----------------------------------------------------------------------------------
3/31/00                     10.59     11.12     10.55     10.57     10.55     10.90
-----------------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------------
Current dividend rate 1      9.18%     8.74%     8.42%     8.51%     8.99%     8.70%
-----------------------------------------------------------------------------------
Current 30-day SEC yield 2   9.11      8.67      8.34      8.35      8.85      8.56
-----------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2  Based on investment income, calculated using SEC guidelines.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Bros. Aggregate Bond Index* is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

First Boston High Yield Bond Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
March 31, 2000 (Unaudited)


CORPORATE BONDS AND NOTES (45.5%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
Advertising (0.6%)
----------------------------------------------------------------------------------------------------------------------------
            $2,960,000  Ackerly Group, Inc. sr. sub. notes Ser. B, 9s, 2009                                 $      2,782,400
             7,275,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                          7,402,313
             3,226,050  Interact Operating Co. notes 14s, 2003                                                       967,815
             3,755,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                              3,698,675
             4,365,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                            4,168,575
             2,000,000  TDL Infomedia Group, Ltd. 144A bonds 12 1/8s, 2009
                          (United Kingdom)                                                                         3,185,000
                                                                                                            ----------------
                                                                                                                  22,204,778

Aerospace and Defense (0.7%)
----------------------------------------------------------------------------------------------------------------------------
             1,900,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                              1,444,000
             2,900,000  Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                      2,479,500
             3,750,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                           1,500,000
               290,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                       258,825
             1,750,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                             1,505,000
             4,870,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                         3,871,650
             2,810,000  Burke Industries, Inc. company guaranty 10s, 2007                                          1,292,600
             1,970,000  Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                               1,733,600
             3,170,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                              3,146,225
             5,800,000  L-3 Communications Corp. sr. notes 9 1/8s, 2008                                            4,988,000
             1,870,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                       1,668,975
             2,500,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                 2,156,250
               850,000  Sequa Corp. med. term notes 10s, 2001                                                        860,829
                                                                                                            ----------------
                                                                                                                  26,905,454

Agriculture (0.3%)
----------------------------------------------------------------------------------------------------------------------------
            11,609,573  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                               10,564,711

Airlines (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             5,350,000  Airbus Industries 144A notes Ser. D. 12.266s, 2020                                         5,655,218
             3,400,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                              2,936,750
             5,110,000  Canadian Airlines Corp. secd. notes 10s, 2005 (In default)
                          (Canada) (NON)                                                                           4,292,400
                                                                                                            ----------------
                                                                                                                  12,884,368

Apparel (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             2,190,000  GFSI, Inc. sr. disc.notes Ser. B stepped-coupon , zero %
                          (11 3/8s, 9/15/04), 2009 (STP)                                                             503,700
             7,280,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                              7,334,600
             2,215,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                               2,026,725
             1,000,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                             840,000
                                                                                                            ----------------
                                                                                                                  10,705,025

Automotive (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             8,475,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                    7,797,000

Automotive Parts (0.9%)
----------------------------------------------------------------------------------------------------------------------------
             2,030,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                      2,019,850
             1,837,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                              1,827,815
             5,370,000  Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                     4,779,300
             1,870,000  Federal Mogul Corp. notes 7 3/4s, 2006                                                     1,539,833
             6,700,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                     5,156,722
               300,000  Federal Mogul Corp. notes 7 3/8s, 2006                                                       245,169
             2,991,429  Federal Mogul Corp. bank term loan Ser. B, FRN 7.94s, 2010                                 2,901,686
             1,670,000  Hayes Lemmerz International, Inc. company guaranty Ser. B,
                          8 1/4s, 2008                                                                             1,386,100
               980,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                          9 1/8s, 2007                                                                               943,250
             3,180,000  Hayes Wheels International, Inc. 144A sr. sub. notes
                          9 1/8s, 2007                                                                             2,846,100
             4,250,000  Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                         1,487,500
             4,990,000  Oxford Automotive, Inc. company guaranty Ser. D,
                          10 1/8s, 2007                                                                            4,703,075
             2,780,000  Safety Components International, Inc. sr. sub. notes Ser. B,
                          10 1/8s, 2007 (In default) (NON)                                                           611,600
             2,920,000  Transportation Manufacturing Operations, Inc.
                          company guaranty 11 1/4s, 2009                                                           2,774,000
                                                                                                            ----------------
                                                                                                                  33,222,000

Banks (1.1%)
----------------------------------------------------------------------------------------------------------------------------
             9,995,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                             9,410,892
             2,525,000  Advanta Corp. med. term notes Ser. D, 6.98s, 2002                                          2,342,594
             2,670,000  Bangko Sentral NG Pilipinas bonds 8.6s, 2027 (Philippines)                                 2,122,650
             1,700,000  Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2008                                      1,513,000
             3,385,000  Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                      3,215,750
             6,455,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                               3,937,550
               440,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                       431,433
               250,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                       226,958
             6,105,000  Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                          6,105,000
               635,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                       602,444
               660,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                          9.06s, 2027                                                                                647,341
             2,400,000  Provident Capital Trust company guaranty 8.6s, 2026                                        2,316,648
             1,610,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                1,343,964
             4,440,000  Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                            4,373,400
             2,260,000  Sovereign Capital Trust company guaranty 9s, 2027                                          1,829,380
             2,495,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                             2,434,945
                                                                                                            ----------------
                                                                                                                  42,853,949

Basic Industrial Products (0.4%)
----------------------------------------------------------------------------------------------------------------------------
             6,500,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                  5,005,000
             1,500,000  Azurix Corp. sr. notes 10 3/8s, 2007                                                       2,448,469
             2,880,000  Azurix Corp. 144A notes 10 3/8s, 2007                                                      2,880,000
             1,090,000  Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                                  997,350
             2,860,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                          9 5/8s, 2008                                                                               943,800
             4,700,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                   4,300,500
                                                                                                            ----------------
                                                                                                                  16,575,119

Broadcasting (2.2%)
----------------------------------------------------------------------------------------------------------------------------
             2,925,000  Allbritton Communications Co. sr. sub. deb. Ser. B, 9 3/4s, 2007                           2,749,500
             6,740,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                          6,066,000
             3,198,500  AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                              3,614,305
                50,635  Australis Media, Ltd. sr. disc. notes stepped-coupon zero %
                          (15 3/4s 5/15/00), 2003 (In default) (Australia) (STP) (PIK) (NON)                               5
               856,252  Australis Media, Ltd. sr. sec. disc. notes zero %, 2000 (In default)
                          (Australia) (NON)                                                                          128,438
             8,795,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                          zero % (13 1/4s, 5/15/01), 2006 (STP)                                                    7,915,500
             6,860,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                          (12 3/4s, 2/1/02), 2009 (STP)                                                            6,036,800
             2,535,900  Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                             2,859,227
             1,665,000  Central European Media Enterprises, Ltd. sr. notes 9 3/8s, 2004
                          (Bermuda)                                                                                  678,488
            14,615,000  Chancellor Media Corp. company guaranty 8s, 2008                                          14,395,775
             2,914,720  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                    2,907,433
             4,960,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                   4,625,200
               910,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                          zero % (10 1/4s, 11/1/02), 2007 (STP)                                                      555,100
             4,022,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                          3,499,140
             3,000,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                            3,000,000
               175,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                      168,000
             1,690,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                     1,453,400
               130,000  Pegasus Communications Corp. notes Ser. B, 12 1/2s, 2005                                     139,100
             1,420,000  Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                                1,363,200
             7,826,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                             6,794,533
             3,635,000  Radio One, Inc. company guaranty Ser. B, stepped-coupon, 7s,
                          (12s, 5/15/00), 2004 (STP)                                                               3,780,400
             4,400,000  Spanish Broadcasting Systems sr. sub notes 9 5/8s, 2009                                    4,180,000
             7,700,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                    7,315,000
               970,000  TV Azteca S.A. de C.V. sr. notes Ser. A, 10 1/8s, 2004 (Mexico)                              923,925
                                                                                                            ----------------
                                                                                                                  85,148,469

Building and Construction (0.5%)
----------------------------------------------------------------------------------------------------------------------------
             2,040,000  American Architectural Products Corp. company guaranty
                          11 3/4s, 2007                                                                              510,000
             1,740,000  Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                              1,644,300
             3,260,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                2,673,200
             6,300,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007 (China)                                   4,441,171
             1,870,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                    1,327,700
             2,410,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                               2,205,150
             2,490,000  Lennar Corp. sr. notes 7 5/8s, 2009                                                        2,148,086
             3,060,000  NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                             2,914,650
             4,100,000  Toll Corp. company guaranty 8 1/8s, 2009                                                   3,597,750
                                                                                                            ----------------
                                                                                                                  21,462,007

Building Products (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             2,000,000  American Standard, Inc. company guaranty 7 1/8s, 2006                                      1,900,450
             4,170,000  Building Materials Corp. company guaranty 8s, 2008                                         3,607,050
             4,690,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                   2,485,700
               620,000  Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                    513,050
                                                                                                            ----------------
                                                                                                                   8,506,250

Business Equipment and Services (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             5,870,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                          5,224,300
             5,490,000  Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                            4,611,600
             1,505,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                               1,324,400
             7,021,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                     2,316,930
                                                                                                            ----------------
                                                                                                                  13,477,230

Cable Television (2.9%)
----------------------------------------------------------------------------------------------------------------------------
             1,662,000  21st Century Telecom Group sub. deb. 13 3/4s, 2010 (PIK)                                   1,495,800
             4,970,000  21st Century Telecom Group, Inc. sr. disc. notes
                          stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                     3,479,000
             8,235,000  Acme Television sr. disc. notes stepped-coupon zero %
                          (10 7/8s, 9/30/00), 2004 (STP)                                                           7,535,025
             1,380,000  Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                               1,228,200
             4,370,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                       3,714,500
             3,380,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                        3,109,600
            14,365,000  Charter Communications Holdings LLC sr. notes 8 5/8s, 2009                                12,641,200
             5,000,000  Charter Communications Holdings LLC bank term loan Ser. B,
                          FRN 8.64s, 2008                                                                          4,987,500
             3,570,000  Classic Cable, Inc. 144A sr. sub. notes 10 1/2s, 2010                                      3,525,375
             3,017,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                          (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                  2,866,150
             5,750,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                             6,238,750
             4,190,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                  3,995,039
             4,595,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                          (United Kingdom) (STP)                                                                   3,630,050
             9,918,000  Diva Systems Corp. sr. disc. notes Ser. B, stepped-coupon
                          zero % (12 5/8s, 3/1/03), 2008 (STP)                                                     4,760,640
             4,490,000  Lin Holdings Corp. sr. disc. notes stepped-coupon zero %
                          (10s, 3/1/03), 2008 (STP)                                                                2,772,575
             4,670,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                   4,740,050
             2,000,000  NTL Communications Corp. 144A sr. notes 9 1/4s, 2006                                       1,919,550
             1,075,000  NTL, Inc. sr. notes Ser. B, stepped-coupon, zero %
                          (9 3/4s, 4/1/03), 2001 (United Kingdom) (STP)                                              682,625
             1,430,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                          (11 1/8s, 10/15/02), 2007 (STP)                                                            915,200
             1,770,000  Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                             1,840,800
             4,170,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                          (In default) (Argentina) (NON)                                                           1,876,500
             2,010,000  TeleWest Communications Plc structured notes (issued by
                          DLJ International Capital) 10.8758s, 2005 (Cayman Islands)                               2,020,251
             3,000,000  TeleWest Communications Plc sr. notes 9 7/8s, 2010
                          (United Kingdom)                                                                         4,681,950
             4,310,000  TeleWest Communications Plc 144A sr. notes 9 7/8s, 2010
                          (United Kingdom)                                                                         4,266,900
             2,090,000  TeleWest Communications Plc 144A sr. disc. notes stepped-coupon zero % (9 1/4s, 4/15/04), 2009
                          (United Kingdom) (STP)                                                                   1,180,850
            10,680,000  United Pan-Europe N.V. 144A sr. discount notes stepped-coupon zero % (13.75s, 8/1/05) 2010 (STP)
                          (Netherlands)                                                                            5,233,200
            14,440,000  United Pan-Europe N.V. 144A sr. discount notes stepped-coupon zero % (12 1/2s, 8/1/04) 2009 (STP)
                          (Netherlands)                                                                            7,220,000
             2,750,000  United Pan-Europe N.V. 144A bonds 11 1/4s, 2010
                          (Netherlands)                                                                            2,691,906
             7,190,000  United Pan-Europe N.V. 144A senior notes 10 7/8s, 2009
                          (Netherlands)                                                                            6,614,800
                                                                                                            ----------------
                                                                                                                 111,863,986

Cellular Communications (1.9%)
----------------------------------------------------------------------------------------------------------------------------
             3,200,000  Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                          (13 1/2s, 10/1/04), 2009 (STP)                                                           1,776,000
             1,780,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                          (9.27s, 8/15/02), 2007 (Canada) (STP)                                                      947,850
            13,015,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                          (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                               11,062,750
            20,412,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                          zero % (14s, 10/1/02), 2007 (STP)                                                        2,449,440
             9,145,000  McCaw International Ltd sr. disc. notes stepped-coupon
                          zero % (13s, 4/15/02), 2007 (STP)                                                        6,584,400
            18,260,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                          (Luxembourg) (STP)                                                                      15,521,000
             3,370,000  Nextel Communications, Inc. sr. disc. notes stepped-coupon
                          zero % (12 1/8s, 4/15/03), 2008 (STP)                                                    2,089,400
             9,180,000  Nextel Communications, Inc. sr. notes 12s, 2008                                            9,960,300
            12,320,000  Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                        11,334,400
             3,600,000  Nextel Partners, Inc. 144A sr. notes 11s, 2010                                             3,492,000
             2,640,000  Price Communications Wireless, Inc. 144A sr. notes
                          9 1/8s, 2006                                                                             2,613,600
             7,800,000  US Unwired, Inc. sr. disc. notes stepped-coupon zero %
                          (13 3/8s, 11/1/04), 2009 (STP)                                                           4,173,000
                                                                                                            ----------------
                                                                                                                  72,004,140

Chemicals (1.7%)
----------------------------------------------------------------------------------------------------------------------------
             4,540,000  Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                                 3,677,400
             4,200,000  Georgia Gulf Corp. 144A sr. sub. notes 10 3/8s, 2007                                       4,231,500
               320,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                              292,800
             4,690,000  Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                                        4,221,000
            11,780,000  Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                               11,279,350
               300,000  Huntsman ICI Chemicals, Inc. sr. sub. notes 10 1/8s, 2009                                    295,811
             7,100,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                          6,993,500
             1,920,000  Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                    1,800,000
             8,800,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                 8,382,000
             6,860,000  Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                      6,534,150
             5,175,000  PCI Chemicals & Pharmaceuticals company guaranty
                          9 1/4s, 2007 (India)                                                                     4,230,563
             2,590,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                   2,156,175
             5,481,801  Polytama International notes 11 1/4s, 2007 (Indonesia)                                       822,270
             5,140,000  Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                                4,369,000
             4,450,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                          zero % (13 1/2s, 8/15/01), 2008 (STP)                                                    1,457,375
             2,120,000  Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                            2,173,000
               730,000  Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                        620,500
               120,000  Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                                 97,200
             5,090,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                              3,919,300
                                                                                                            ----------------
                                                                                                                  67,552,894

Computer Services and Software (0.7%)
----------------------------------------------------------------------------------------------------------------------------
             1,345,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                           1,449,238
             3,710,000  Cybernet Internet Services Intl., Inc. 144A sr. notes 14s, 2009                            2,893,800
             2,140,000  Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                        2,107,900
             1,850,000  Exodus Communications, Inc. 144A sr. notes 10 3/4s, 2009                                   1,815,333
             3,810,000  Globix Corp. 144A sr. notes 12 1/2s, 2010                                                  3,467,100
             2,210,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                       2,198,950
             3,130,000  PSINet, Inc. 144A sr. notes 11s, 2009                                                      3,036,100
               800,000  PSINet, Inc. 144A sr. notes 11s, 2009                                                        748,720
             6,160,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                        5,790,400
             2,790,000  Verio, Inc. sr. notes 11 1/4s, 2008                                                        2,762,100
                                                                                                            ----------------
                                                                                                                  26,269,641

Conglomerates (0.1%)
----------------------------------------------------------------------------------------------------------------------------
             7,420,000  Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                                3,710,000

Consumer Durable Goods (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             4,645,000  Albecca, Inc. company guaranty 10 3/4s, 2008                                               3,669,550
             5,680,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                               4,799,600
             2,010,000  Sealy Mattress Co. company guaranty Ser. B, stepped-coupon
                          zero % (10 7/8s, 12/15/02), 2007 (STP)                                                   1,422,075
             1,750,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                     1,706,250
                                                                                                            ----------------
                                                                                                                  11,597,475

Consumer Services (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             7,090,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                             6,735,500

Cosmetics (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             1,225,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                    1,169,875
             1,800,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                             1,701,000
             3,300,000  Revlon Consumer Products sr. notes 9s, 2006                                                2,343,000
             9,455,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                       4,112,925
               560,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                              392,000
                                                                                                            ----------------
                                                                                                                   9,718,800

Electric Utilities (2.0%)
----------------------------------------------------------------------------------------------------------------------------
             4,710,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                   3,155,700
             2,030,000  Applied Power, Inc. sr. sub. notes 8 3/4s, 2009                                            2,080,750
             1,900,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                       1,900,000
             7,165,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                       7,134,047
             5,400,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                       5,077,965
             1,850,000  CMS Energy Corp. pass-through certificates 7s, 2005                                        1,688,995
             7,930,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                            7,295,600
             2,985,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                        3,517,882
            29,180,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                       31,641,041
             2,830,608  Northeast Utilities System notes Ser. A, 8.58s, 2006                                       2,841,789
             2,044,720  Northeast Utilities System notes Ser. B, 8.38s, 2005                                       2,037,195
             9,535,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004
                          (China)                                                                                  3,337,250
             7,170,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                   7,026,600
                                                                                                            ----------------
                                                                                                                  78,734,814

Electronic Components (0.7%)
----------------------------------------------------------------------------------------------------------------------------
             2,760,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                          2,746,200
             8,655,000  Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                        8,135,700
               845,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                          481,650
             4,210,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                         3,978,450
               800,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                           725,800
             6,090,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                 5,755,050
             7,295,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                     7,003,200
                                                                                                            ----------------
                                                                                                                  28,826,050

Electronics (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             3,145,000  Celestica International, Ltd. 144A sr. sub. notes 10 1/2s, 2006
                          (Canada)                                                                                 3,239,350
             2,690,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                2,710,175
             7,120,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                            6,052,000
               580,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                  493,000
                                                                                                            ----------------
                                                                                                                  12,494,525

Entertainment (0.7%)
----------------------------------------------------------------------------------------------------------------------------
             3,250,000  Premier Parks, Inc. bank term loan Ser. B, FRN 9.38s, 2005                                 3,270,313
             5,675,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                 5,277,750
             1,770,000  Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                              787,650
             5,000,000  SFX Entertainment, Inc. bank term loan Ser. B, FRN 9.563s, 2006                            5,000,000
             3,940,000  SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                      3,900,600
             5,270,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                          9 1/8s, 2008                                                                             5,270,000
             4,610,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                            737,600
             2,773,000  United Artists Theatre 144A notes FRN 10.415s, 2007                                          110,920
             7,440,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                           297,600
             4,867,393  United Artists Theatre bank term loan Ser. C, FRN 12.25s, 2007                             3,309,827
                                                                                                            ----------------
                                                                                                                  27,962,260

Environmental Control (0.8%)
----------------------------------------------------------------------------------------------------------------------------
            15,470,000  Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                          11,602,500
             3,830,000  Allied Waste Industries, Inc. bank term loan Ser. B., FRN
                          8 7/8s, 2006                                                                             3,747,961
             4,700,000  Allied Waste Industries, Inc. bank term loan Ser. C., FRN
                          9.188s, 2007                                                                             4,628,936
             5,750,000  Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                           3,910,000
             7,016,000  USA Waste Services, Inc. sr. notes 6 1/2s, 2002                                            6,474,926
             1,860,000  Waste Management, Inc. sr. notes 7 1/8s, 2007                                              1,624,505
               225,000  Waste Management, Inc. company guaranty 6 7/8s, 2009                                         187,945
                                                                                                            ----------------
                                                                                                                  32,176,773

Financial Services (1.1%)
----------------------------------------------------------------------------------------------------------------------------
             7,080,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                               4,230,300
             5,090,000  AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                          3,817,500
             1,247,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                         935,250
             1,425,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                      1,323,365
             3,850,000  Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                         3,212,017
             2,135,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                  192,150
             7,380,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                  664,200
             5,880,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                  529,200
             5,405,000  Imperial Credit Capital Trust I 144A company guaranty
                          10 1/4s, 2002                                                                            4,161,850
             4,055,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                    2,970,288
             2,490,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                             2,371,725
             2,800,000  Local Financial Corp. sr. notes 11s, 2004                                                  2,800,000
             2,665,000  Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                    1,892,150
             1,875,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                       1,087,500
             2,995,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                 2,815,300
             2,490,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                  2,284,575
             4,545,000  Resource America, Inc. 144A sr. notes 12s, 2004                                            3,545,100
             2,900,000  Superior Financial 144A sr. notes 8.65s, 2003                                              2,772,273
                                                                                                            ----------------
                                                                                                                  41,604,743

Food and Beverages (0.6%)
----------------------------------------------------------------------------------------------------------------------------
             1,235,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                       494,000
             3,960,000  Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                                1,584,000
             1,000,000  Aurora Foods, Inc. bank term loan Ser. B, FRN 10.02s, 2110                                   902,500
             5,590,000  Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                             5,142,800
             2,225,632  Imperial Holly bank term loan Ser. A, FRN 8.936s, 2003                                     1,780,506
             6,900,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                       4,554,000
             7,650,000  Triarc Consumer Products, Inc. company guaranty 10 1/4s, 2009                              7,382,250
             4,780,000  Vlasic Foods Intl., Inc. sr. sub notes Ser. B, 10 1/4s, 2009                               3,059,200
                                                                                                            ----------------
                                                                                                                  24,899,256

Gaming (1.9%)
----------------------------------------------------------------------------------------------------------------------------
             4,480,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                           4,569,600
             4,355,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                      4,300,563
             6,050,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                              5,566,000
             6,040,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                          12 1/4s, 2004 (In default) (NON)                                                         3,382,400
               690,000  Hard Rock Hotel, Inc. sr. sub. notes Ser. B, 9 1/4s, 2005                                    579,600
             2,230,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                  2,136,184
             9,940,000  Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                     10,089,100
             5,000,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                 4,925,000
             3,680,000  Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                    3,348,800
             2,085,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                          13s, 2004                                                                                2,272,650
               756,000  Isle of Capri Black Hawk LLC bank term loan Ser. C, FRN
                          11.125s, 3/1/06                                                                            759,780
               864,000  Isle of Capri Black Hawk LLC bank term loan Ser. B, FRN
                          11s, 2006                                                                                  868,320
             5,280,000  Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                        4,897,200
             1,030,000  Park Place Entertainment 144A sr. sub. notes 9 3/8s, 2007                                  1,014,550
             2,770,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                            2,718,035
             8,040,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                         5,386,800
            11,360,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                        11,473,600
             3,840,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                     2,112,000
             3,160,000  Venetian Casino company guaranty 12 1/4s, 2004                                             2,938,800
                                                                                                            ----------------
                                                                                                                  73,338,982

Health Care (1.3%)
----------------------------------------------------------------------------------------------------------------------------
             1,690,000  Bio-Rad Labs Corp. 144A sr. sub. notes 11 5/8s, 2007                                       1,700,563
             5,400,000  Columbia/HCA Healthcare Corp. med. term notes 8.85s, 2007                                  5,224,500
             1,750,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                             1,579,375
             1,850,000  Columbia/HCA Healthcare Corp. med. term notes notes
                          7.69s, 2025                                                                              1,482,313
             1,950,000  Columbia/HCA Healthcare Corp. med term notes 6.63s, 2045                                   1,843,530
             2,930,000  Conmed Corp. company guaranty 9s, 2008                                                     2,666,300
             4,690,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                             2,532,600
             4,680,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                          (In default) (NON)                                                                          93,600
             2,940,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                          (In default) (NON)                                                                          58,800
             2,840,000  Lifepoint Hospital Holdings company guaranty Ser. B,
                          10 3/4s, 2009                                                                            2,811,600
             4,327,325  Magellan Health bank term loan Ser. B, FRN 8.688s, 2/12/04                                 4,154,232
             2,410,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, stepped-coupon zero % (10 1/2s, 11/1/02), 2007
                          (In default) (STP) (NON)                                                                    12,050
            11,280,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                          9 1/2s, 2007 (In default) (NON)                                                             56,400
             3,180,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                              3,052,800
            12,585,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                 503,400
             3,915,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                             1,761,750
             4,975,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                          (In default) (NON)                                                                          99,500
             5,820,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                          (In default) (NON)                                                                         116,400
             2,560,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                         2,412,800
             1,188,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                              1,149,390
             5,150,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                      4,686,500
               462,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                    435,435
             4,090,000  Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                      3,701,450
             6,190,000  Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                                6,159,050
             3,000,000  Vanguard Health bank term loan Ser. B, FRN 10.25s, 2001                                    3,015,000
                                                                                                            ----------------
                                                                                                                  51,309,338

Lodging (0.7%)
----------------------------------------------------------------------------------------------------------------------------
             3,340,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                        2,338,000
             1,615,000  HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                         1,396,975
             2,960,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                 2,471,600
             3,440,000  Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                          3,096,000
             1,300,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                  1,287,000
             6,146,000  ITT Corp. notes 6 3/4s, 2005                                                               5,504,665
             3,855,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                            3,671,888
               970,000  Starwood Hotels & Resorts notes 6 3/4s, 2003                                                 904,845
             2,992,500  Strategic Hotel bank term loan FRN 9.63s, 2004                                             2,999,981
             2,250,000  Sun International Hotels, Ltd. company guaranty 9s, 2007                                   2,025,000
             1,730,000  Sun International Hotels, Ltd. sr. sub. notes 8 5/8s, 2007                                 1,522,400
                                                                                                            ----------------
                                                                                                                  27,218,354

Manufacturing (0.5%)
----------------------------------------------------------------------------------------------------------------------------
             7,310,000  Blount, Inc. company guaranty 13s, 2009                                                    7,565,850
             3,982,494  Blount, Inc. bank term loan Ser. B, FRN 9.92s, 2006                                        4,007,384
             7,864,623  Terex bank term loan Ser. B, FRN 8.686s, 2005                                              7,825,300
                                                                                                            ----------------
                                                                                                                  19,398,534

Medical Supplies and Devices (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             4,395,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                 3,658,838
             4,160,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                              4,014,400
             2,555,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                               1,801,275
             3,540,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                         2,646,150
             4,350,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                             217,500
             4,510,000  Mediq, Inc. company guaranty 11s, 2008                                                       451,000
                                                                                                            ----------------
                                                                                                                  12,789,163

Metals and Mining (0.5%)
----------------------------------------------------------------------------------------------------------------------------
             2,828,000  Anker Coal Group, Inc. company guaranty Ser. B,
                          14 1/4s, 2007 (PIK)                                                                      1,272,600
             9,320,000  Better Minerals & Aggregates Co. 144A sr. sub. notes 13s, 2009                             9,250,100
             2,705,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                         676,250
             3,735,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                              3,454,875
             8,130,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                     1,544,700
             3,630,000  Neenah Corp. company guaranty Ser. F, 11 1/8s, 2007                                        3,121,800
                                                                                                            ----------------
                                                                                                                  19,320,325

Motion Picture Distribution (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             3,120,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                        1,591,200
             5,270,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                        2,687,700
             1,535,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                            1,043,800
             1,970,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                    1,319,900
                                                                                                            ----------------
                                                                                                                   6,642,600

Oil and Gas (1.3%)
----------------------------------------------------------------------------------------------------------------------------
             6,520,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                               6,666,700
               625,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                  371,875
             2,110,000  Giant Industries Corp. company guaranty 9s, 2007                                           1,877,900
             1,210,000  Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s, 2005
                          (Canada)                                                                                 1,213,025
             1,040,000  Gulf Canada Resources, Ltd. sr. sub. deb. 9 1/4s, 2004 (Canada)                            1,050,566
             1,560,000  HS Resources, Inc. company guaranty 9 1/4s, 2006                                           1,497,600
             2,050,000  Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                                 2,091,000
             2,910,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                   2,786,325
             7,770,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                   7,264,950
             2,710,000  RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                   1,361,775
            13,695,000  RBF Finance Co. company guaranty 11s, 2006                                                14,140,088
             2,865,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                         802,200
             2,050,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                               2,024,375
             8,100,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                              8,160,750
                                                                                                            ----------------
                                                                                                                  51,309,129

Packaging and Containers (1.5%)
----------------------------------------------------------------------------------------------------------------------------
             6,925,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                           5,332,250
             2,250,000  Ball Corp. company guaranty 8 1/4s, 2008                                                   2,115,000
               960,000  Ball Corp. company guaranty 7 3/4s, 2006                                                     907,200
             2,300,000  Clondalkin Ind. sr. notes 10 5/8s, 2010 (United Kingdom)                                   2,240,430
             2,140,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                        1,797,600
             3,160,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                     2,923,000
             3,290,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                     3,076,150
             3,800,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                          3,572,000
             3,800,000  Kappa Beheer BV company guaranty 10 5/8s, 2009
                          (Netherlands)                                                                            3,792,305
             2,740,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                  2,616,371
             5,110,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                 4,736,408
               440,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                   410,824
             5,660,000  Packaging Corp. company guaranty 9 5/8s, 2009                                              5,575,100
             3,956,611  Packaging Corp. bank term loan Ser. B, FRN 9.188s, 2007                                    3,961,557
             1,400,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                                  1,190,000
            13,865,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                              13,310,400
                                                                                                            ----------------
                                                                                                                  57,556,595

Paging (0.1%)
----------------------------------------------------------------------------------------------------------------------------
             2,160,000  Arch Communications Group sr. disc. notes stepped-coupon
                          zero % (10 7/8s, 3/15/01), 2008 (STP)                                                    1,728,000
             4,710,000  Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                          (11 1/4s, 2/1/03), 2008 (STP)                                                            2,590,500
                                                                                                            ----------------
                                                                                                                   4,318,500

Paper and Forest Products (1.3%)
----------------------------------------------------------------------------------------------------------------------------
             4,199,921  Alabama River Newsprint bank term loan FRN 7.938s, 2002                                    3,359,937
             3,750,000  APP Finance II Mauritius, Ltd. bonds stepped-coupon 12s,
                          (16s, 2/15/04), 2049 (Indonesia) (STP)                                                   2,212,500
             1,100,000  APP Global Finance III sec. notes FRN 10.345s, 2002
                          (Cayman Islands)                                                                           863,500
             3,000,000  BSN Financing Co. 144A company guaranty 10 1/4s, 2009
                          (Luxembourg)                                                                             2,950,950
             1,990,000  Doman Industries, Ltd. 144A sr. notes 8 3/4s, 2004 (Canada)                                1,691,500
             5,280,000  Impac Group, Inc. company guaranty Ser. B, 10 1/8s, 2008                                   4,329,600
             4,095,000  Indah Kiat Financial Mauritius, Ltd. company guaranty 10s, 2007
                          (Indonesia)                                                                              2,866,500
             5,680,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                         5,552,200
            10,335,000  Pindo Deli Finance Mauritius, Ltd. company guaranty 10 3/4s,
                          2007 (Indonesia)                                                                         7,131,150
             9,275,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004
                          (Indonesia)                                                                              6,724,375
            10,695,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                       9,732,450
             2,740,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                           2,438,600
                                                                                                            ----------------
                                                                                                                  49,853,262

Pharmaceuticals (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             4,570,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                      4,341,500
             4,770,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                      4,412,250
                                                                                                            ----------------
                                                                                                                   8,753,750

Publishing (0.8%)
----------------------------------------------------------------------------------------------------------------------------
             7,505,000  Affinity Group Holdings sr. notes 11s, 2007                                                6,529,350
             3,120,000  American Media Operation, Inc. sr. sub. notes 10 1/4s, 2009                                3,088,800
             2,810,000  Big Flower Holdings bank term loan FRN 9.004s, 2010                                        2,810,000
             5,270,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                          4,584,900
             5,560,000  Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                                  4,726,000
               400,000  Hollinger International Publishing, Inc. company guaranty
                          9 1/4s, 2007                                                                               374,000
             4,520,000  Perry-Judd company guaranty 10 5/8s, 2007                                                  3,729,000
             1,109,333  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                  1,009,493
             2,625,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                  2,454,375
             2,900,000  Ziff Davis bank term loan Ser. B, FRN 10.26s, 2007                                         2,896,375
                                                                                                            ----------------
                                                                                                                  32,202,293

Railroads (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             7,900,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %
                          (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                  5,609,000
             1,385,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                   1,315,750
                                                                                                            ----------------
                                                                                                                   6,924,750

Restaurants (0.1%)
----------------------------------------------------------------------------------------------------------------------------
             3,415,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                        1,878,250
             4,000,000  Sbarro, Inc. 144A sr. notes 11s, 2009                                                      3,960,000
                                                                                                            ----------------
                                                                                                                   5,838,250

Retail (1.1%)
----------------------------------------------------------------------------------------------------------------------------
             5,320,000  Amazon.com, Inc. sr. disc. notes stepped-coupon zero %
                          (10s, 5/1/03), 2008 (STP)                                                                3,178,700
             6,940,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                5,552,000
             1,440,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                               1,022,400
             3,550,000  Grupo Elektra SA 144A notes 12s, 2008 (Mexico)                                             3,443,500
             4,600,000  K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                                 4,745,176
             8,410,000  K mart Corp. notes 8 3/8s, 2004                                                            8,265,432
             3,945,000  Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004                                                2,169,750
             3,350,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                 3,165,750
             7,115,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                                6,083,325
             6,965,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                              6,268,500
                                                                                                            ----------------
                                                                                                                  43,894,533

Satellite Services (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             2,330,000  Golden Sky DBS, Inc. sr. disc. notes Ser. B, stepped-coupon,
                          zero % (13 1/2s, 3/1/04), 2007 (STP)                                                     1,561,100
             3,600,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                  3,960,000
             2,915,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                          (Mexico)                                                                                 2,448,600
             2,622,000  Satelites Mexicanos S.A. de C.V. 144A company guaranty
                          FRB 9 3/8s, 2004 (Mexico)                                                                2,490,900
                                                                                                            ----------------
                                                                                                                  10,460,600

Semiconductor (0.6%)
----------------------------------------------------------------------------------------------------------------------------
             2,400,000  Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                      2,364,000
             6,300,000  Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                            6,126,750
             1,320,000  ChipPac Intl., Ltd. 144A company guaranty 12 3/4s, 2009                                    1,389,300
             6,280,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                 6,091,600
               700,000  Loral Space & Communication, Ltd. sr. notes 9 1/2s, 2006                                     472,500
             6,155,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                          5,477,950
                                                                                                            ----------------
                                                                                                                  21,922,100

Shipping (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             1,875,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                          1,687,500
             1,530,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                     1,331,100
             1,000,000  Pegasus Shipping 144A company guaranty 11 7/8s, 2004
                          (In default) (NON)                                                                         380,000
             3,210,000  Transportacion Maritima Mexicana S.A. de C.V. sr. notes
                          10s, 2006 (Mexico)                                                                       2,696,400
             1,015,000  Transportacion Maritima Mexicana S.A. de C.V. notes
                          9 1/4s, 2003 (Mexico)                                                                      883,050
                                                                                                            ----------------
                                                                                                                   6,978,050

Steel (1.0%)
----------------------------------------------------------------------------------------------------------------------------
             9,280,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                               8,398,400
             2,790,000  California Steel Industries sr. notes Ser. B, 8 1/2s, 2009                                 2,566,800
             8,320,000  LTV Corp. sr. notes 11 3/4s, 2009                                                          8,070,400
             7,695,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                        7,502,625
             2,000,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                1,970,000
             3,301,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                  3,367,020
             2,590,000  Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                     2,318,050
             3,120,000  WHX Corp. sr. notes 10 1/2s, 2005                                                          2,839,200
                                                                                                            ----------------
                                                                                                                  37,032,495

Telecommunications (6.9%)
----------------------------------------------------------------------------------------------------------------------------
             2,320,000  Alaska Communications Systems Corp. company guaranty
                          9 3/8s, 2009                                                                             2,088,000
             4,590,000  Barak I.T.C. sr. disc. notes Ser. B, stepped-coupon zero %
                          (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                 2,616,300
             3,630,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                          (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                  2,758,800
             3,630,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                         3,630,000
             8,670,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  7,651,275
             1,060,000  Call-Net Enterprises, Inc. sr. notes 9 3/8s, 2009                                            805,600
             9,140,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                          (8.94s, 8/15/03), 2008 (Canada) (STP)                                                    4,387,200
             2,950,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                     2,175,625
             1,830,000  Caprock Communications Corp. sr. notes Ser. B, 12s, 2008                                   1,793,400
               650,000  Caprock Communications Corp. sr. notes 11 1/2s, 2009                                         630,500
             5,620,000  Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                           5,704,300
             1,530,000  Colt Telecommunications Group Plc sr. disc. notes stepped-coupon zero % (12s, 12/15/01), 2006
                          (United Kingdom) (STP)                                                                   1,334,925
             1,800,000  Colt Telecommunications Group Plc cv. notes 7 5/8s, 2009                                   1,641,645
             7,840,000  Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                   7,212,800
               621,000  Covad Communications Group, Inc. 144A sr. notes 12s, 2010                                    546,480
             2,400,000  Crown Castle International bank term loan FRN 8.768s 2008                                  2,394,000
            16,180,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                 15,613,700
             8,555,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                            8,726,100
             2,500,000  Esat Telecom Group Plc sr. unsub. notes 11 7/8s, 2009 (Ireland)                            3,032,125
             2,420,000  Esprit Teleom Group Plc sr. notes 11 1/2s, 2007
                          (United Kingdom)                                                                         2,238,500
            12,300,000  Firstworld Communication Corp. sr. disc. notes
                          stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                         5,965,500
             5,800,000  Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                           5,017,000
             8,005,000  Focal Communications Corp. sr. disc. notes Ser. B,
                          stepped-coupon zero % (12 1/8s, 02/15/03), 2008 (STP)                                    5,203,250
             4,625,000  Focal Communications Corp. 144A sr. notes 11 7/8s, 2010                                    4,601,875
             4,790,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                               4,622,350
             5,240,000  Global Crossing Holdings, Ltd. 144A sr. notes 9 1/2s, 2009                                 5,030,400
             2,770,000  Global Crossing Holdings, Ltd. 144A sr. notes 9 1/8s, 2006                                 2,645,350
             1,780,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                              1,263,800
               495,000  GST Telecommunications, Inc. sr. disc. notes stepped-coupon
                          zero % (10 1/2s, 5/1/03), 2008 (STP)                                                       225,225
               210,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                          (Netherlands)                                                                              201,600
             6,850,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                          zero % (10s, 2/15/03), 2008 (STP)                                                        3,767,500
             4,680,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                          (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                  4,375,800
             4,940,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                          (9 7/8s, 5/1/03), 2008 (STP)                                                             2,667,600
             6,570,000  Insight Midwest 144A sr. notes 9 3/4s, 2009                                                6,537,150
             1,470,000  Intelcom Group (USA), Inc. company guaranty
                          stepped-coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                      1,198,050
               550,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                          (12s, 2/1/01), 2006 (STP)                                                                  511,500
             5,120,000  Initira Corp. bonds 13s, 2010                                                              2,739,200
            10,230,000  IPC Information Systems, Inc. sr. disc. notes stepped-coupon
                          zero % (10 7/8s, 5/1/00), 2008 (STP)                                                     8,900,100
             1,800,000  Jazztel Plc 144A notes 13 1/4s, 2009 (United Kingdom)                                      1,787,760
             2,960,000  KMC Telecommunications Holdings, Inc. sr. notes 13 1/2s, 2009                              2,841,600
            18,000,000  KMC Telecommunications Holdings, Inc. sr. disc. notes
                          stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                     9,450,000
             1,970,000  Level 3 Communication, Inc. 144A sr. notes 11 1/4s, 2010                                   1,871,500
             1,320,000  Level 3 Communication, Inc. 144A sr. notes 11s, 2008                                       1,260,600
             7,860,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                   3,694,200
             7,380,000  Madison River Capital 144A sr. notes 13 1/4s, 2010                                         7,011,000
             2,250,000  MGC Communications, Inc. 144A sr. notes 13s, 2010                                          2,199,375
             1,995,000  Microcell Telecommunications sr. disc. notes Ser. B,
                          stepped-coupon zero % (14s, 12/1/01), 2006 (Canada) (STP)                                1,765,575
             2,960,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                          zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                           2,086,800
             1,570,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                          (Poland)                                                                                 1,326,650
             1,080,000  NEXTLINK Communications 144A sr. disc. notes
                          stepped-coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                       583,200
             2,180,000  NEXTLINK Communications Inc. 144A sr. notes 10 1/2s, 2009                                  2,081,900
             5,940,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                      5,940,000
            10,240,000  NorthPoint Communications Group, Inc. 144A notes
                          12 7/8s, 2010                                                                            9,113,600
             7,095,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                      4,682,700
             5,390,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                          9 7/8s, 2008                                                                             4,797,100
             5,130,000  Qwest Communications International, Inc. sr. notes Ser. B,
                          7 1/4s, 2008                                                                             5,029,709
             2,570,000  Rhythms Netconnections, Inc. 144A sr. notes 14s, 2010                                      2,235,900
             2,500,000  Rural Cellular bank term loan FRN 9.229s, 2009                                             2,493,750
             1,370,000  Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                          (11 1/4s, 4/15/04), 2009 (STP)                                                             746,650
             8,690,000  Startec Global Communications Corp. sr. notes 12s, 2008                                    7,256,150
             7,360,000  Telecommunications Techniques, Inc. company guaranty
                          9 3/4s, 2008                                                                             6,716,000
             2,980,000  Telehub Communications Corp. company guaranty
                          stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                       149,000
             3,000,000  Tele1 Europe BV 144A notes 11 7/8s, 2009 (Netherlands)                                     2,907,975
               730,000  Teligent, Inc. sr. disc. notes Ser. B, stepped-coupon zero %
                          (11 1/2s, 3/1/03), 2008 (STP)                                                              386,900
             2,000,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                     1,800,000
             4,480,000  Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                           4,390,400
             3,820,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                3,915,500
             1,275,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                1,306,875
             5,070,000  Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                                4,993,950
             6,375,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                          zero % (15s, 3/1/02), 2007 (STP)                                                        10,136,250
             2,340,000  WinStar Communications, Inc. sr. sub. notes 11s, 2008                                      2,884,050
             3,170,000  World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                         2,757,900
             3,480,000  Worldwide Fiber, Inc. sr. notes 12s, 2009 (Canada)                                         3,271,200
                                                                                                            ----------------
                                                                                                                 268,326,244

Telephone Services (1.2%)
----------------------------------------------------------------------------------------------------------------------------
            10,815,000  Alamosa PCS Holdings, Inc. company guaranty
                          stepped-coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                     5,299,350
             1,100,000  Global Telesystems 144A bonds 10 1/2s, 2006                                                1,008,480
             8,865,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                          (11 7/8s, 10/15/02), 2007 (STP)                                                          5,673,600
             2,510,000  Onepoint Communications, Inc. company guaranty Ser. B,
                          14 1/2s, 2008                                                                            1,631,500
             1,500,000  RSL Communications, Ltd. 144A company guaranty
                          12 7/8s, 2010                                                                            1,425,000
             3,976,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                    3,936,240
             3,430,000  RSL Communications, Ltd. 144A company guaranty
                          10 1/2s, 2008                                                                            2,932,650
             1,000,000  RSL Communications, Ltd. company guaranty, stepped-coupon
                          zero % (10 1/8s, 3/1/03), 2008 (STP)                                                       540,000
             4,475,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                     3,580,000
             1,800,000  Transtel S.A. pass-through certificates 12 1/2s, 2007                                      1,152,000
             2,600,000  US Xchange LLC sr. notes 15s, 2008                                                         1,560,000
             3,800,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                          (12 1/2s, 4/15/03), 2008 (STP)                                                           2,128,000
             4,685,000  Viatel, Inc. sr. notes 11 1/2s, 2009                                                       4,357,050
            10,880,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                       9,683,200
                                                                                                            ----------------
                                                                                                                  44,907,070

Textiles (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             5,570,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                           2,005,200
             1,725,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                      1,518,000
             2,560,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                  2,227,200
             5,100,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                             3,978,000
                                                                                                            ----------------
                                                                                                                   9,728,400

Transportation (0.1%)
----------------------------------------------------------------------------------------------------------------------------
             2,260,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                              2,079,200

Utilities (--%)
----------------------------------------------------------------------------------------------------------------------------
               740,000  Public Service Co. of New Mexico sr. notes Ser. A, 7.1s, 2005                                709,120

Wireless Communications (0.6%)
----------------------------------------------------------------------------------------------------------------------------
             3,275,000  Neuvo Grupo Iusacell S.A. 144A sr. notes 14 1/4s, 2006
                          (Mexico)                                                                                 3,508,344
             4,250,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                      2,890,000
               900,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                    117,000
             5,360,000  Telecorp PCS, Inc. company guaranty stepped-coupon zero %
                          (11 5/8s, 4/15/04), 2009 (STP)                                                           3,296,400
               830,000  VoiceStream Wire Corp. sr. disc. notes stepped-coupon
                          zero % (11 7/8s, 11/15/04), 2009 (STP)                                                     498,000
            14,040,000  VoiceStream Wire Corp. 144A sr. notes 10 3/8s, 2009                                       13,969,800
                                                                                                            ----------------
                                                                                                                  24,279,544
                                                                                                            ----------------
                        Total Corporate Bonds and Notes (cost $2,041,742,855)                               $  1,765,548,398

FOREIGN GOVERNMENT BONDS AND NOTES (15.2%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
USD         27,809,000  Argentina (Republic of) unsub. 11 3/4s, 2009                                        $     27,461,388
AUD         42,225,000  Australia (Government of) bonds Ser. 909, 7 1/2s, 2009                                    27,635,143
USD         27,638,000  Brazil (Federal Republic of) notes 14 1/2s, 2009                                          30,092,254
USD          9,980,000  Brazil (Federal Republic of) bonds 12 3/4s, 2020                                           9,930,100
CAD          8,915,000  Canada (Government of) bonds Ser. WB60, 7 1/4s, 2007                                       6,579,826
CAD         86,570,000  Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029                                      60,596,611
USD          8,175,000  Colombia (Republic of) bonds 11 3/4s, 2020                                                 7,940,378
DKK        127,205,000  Denmark (Kingdom of) bonds 7s, 2024                                                       18,989,623
DKK        524,950,000  Denmark (Kingdom of) bonds 6s, 2009                                                       69,497,312
EUR         15,295,000  Germany (Federal Republic of) bonds Ser. 98,
                          5 5/8s, 2028                                                                            14,533,691
EUR         76,200,000  Germany (Federal Republic of) bonds Ser. 132,
                          4 1/8s, 2004                                                                            70,842,569
USD          6,660,000  Philippines (Republic of) notes 10 5/8s, 2025                                              6,343,650
USD          3,620,000  Philippines (Republic of) bonds 9 7/8s, 2019                                               3,321,350
USD         14,630,000  Russia (Federation of) 144A bonds 12 3/4s, 2028                                           12,398,925
USD         22,790,000  Russia (Federation of) unsub. 10s, 2007                                                   16,864,600
USD         98,615,000  Russia (Federation of) deb. FRN 6.91s, 2020
                          (In default) (NON)                                                                      28,598,350
USD          5,760,000  Turkey (Republic of) sr. unsub. 12 3/8s, 2009                                              6,163,200
GBP         13,975,000  United Kingdom Treasury bonds 10s, 2003                                                   24,781,151
GBP         11,245,000  United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002                                       19,214,922
GBP         40,035,000  United Kingdom Treasury bonds 8s, 2000                                                    64,457,051
USD         10,320,000  United Mexican States bonds 11 3/8s, 2016                                                 12,203,400
USD         45,937,000  United Mexican States bonds Ser. XW, 10 3/8s, 2009                                        49,083,685
USD          6,430,000  Venezuela (Republic of) bonds 9 1/4s, 2027                                                 4,243,800
                                                                                                            ----------------
                        Total Foreign Government Bonds and Notes
                          (cost $578,250,046)                                                               $    591,772,979

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.1%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (3.7%)
----------------------------------------------------------------------------------------------------------------------------
                        Federal Home Loan Mortgage Corporation
                          Pass- Through Certificates
$            1,843,484    7 1/2s, with due dates from August 1, 2017 to March 1, 2018                       $      1,812,938
            11,494,049    7s, July 1, 2012                                                                        11,303,592
            39,451,994    6s, with due dates from February 1, 2029 to
                          November 1, 2029                                                                        35,925,775
             7,515,000  Federal National Mortgage Association 7 1/2s, TBA,
                          April 1, 2030                                                                            7,387,020
                        Federal National Mortgage Association
                          Pass-Through Certificates
             3,961,124    7s, with due dates from January 1, 2006 to February 1, 2012                              3,890,536
             5,911,000    6 5/8s, September 15, 2009                                                               5,684,727
               625,622    6 1/2s, with due dates from September 1, 2010 to
                          November 1, 2010                                                                           602,356
                99,247    6s, May 1, 2029                                                                             90,346
             2,190,000    6s, May 1, 2029                                                                          2,032,933
               461,833    5 1/2s, August 15, 2014                                                                    425,173
                        Government National Mortgage Association
                          Pass-Through Certificates
            37,951,663    8s, with due dates from January 15, 2022 to
                          December 15, 2027                                                                       38,392,310
            30,411,081    7 1/2s, with due dates from December 15, 2022 to
                          August 15, 2026                                                                         30,267,877
             4,875,811    7s, with due dates from January 15, 2024 to
                          November 15, 2026                                                                        4,742,228
             1,364,647    6 1/2s, with due dates from August 15, 2027 to
                          November 15, 2028                                                                        1,288,269
                                                                                                            ----------------
                                                                                                                 143,846,080

U.S. Treasury Obligations (10.4%)
----------------------------------------------------------------------------------------------------------------------------
                        U.S. Treasury Bonds
             9,280,000    6 1/4s, May 15, 2030                                                                     9,810,723
            93,445,000    6 1/8s, August 15, 2029                                                                 95,241,013
                        U.S. Treasury Notes
             1,755,000    6 3/8s, January 31, 2002                                                                 1,750,068
             7,921,000    6 1/8s, December 31, 2001                                                                7,869,038
           133,117,000    6s, August 15, 2009                                                                    131,431,739
            70,120,000    5 7/8s, November 15, 2004                                                               68,848,724
            94,041,000    5 1/4s, May 15, 2004 (SEG)                                                              90,294,405
                40,000  U. S. Treasury Interest Strip, zero %, February 15, 2019                                      12,721
                                                                                                            ----------------
                                                                                                                 405,258,431
                                                                                                            ----------------
                        Total U.S. Government and Agency Obligations
                          (cost $539,599,578)                                                               $    549,104,511

COLLATERALIZED MORTGAGE OBLIGATIONS (11.6%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                        Commercial Mortgage Acceptance Corp.
$            9,470,000    Ser. 97-ML1, Class D, 6.977s, 2030                                                $      8,753,831
            16,870,000    Ser. 98-C2, Class A2, 6.03s, 2008                                                       15,373,446
           187,566,429    Ser. 97-ML1, Interest Only (IO) 0.957s, 2017                                             8,557,718
                        Commercial Mortgage Asset Trust
             2,140,000    Ser. 99-C1, Class A3, 6.64s, 2010                                                        2,002,906
           293,150,157    Ser. 99-C1, Class X, IO,1.156s, 2020                                                    18,459,299
                        Criimi Mae Commercial Mortgage Trust
            38,001,000    Ser. 98-C1, Class A2, 7s, 2011                                                          33,132,122
            16,806,000    Ser. 98-C1, Class B, 7s, 2011                                                           13,492,067
             3,556,000  CS First Boston Mortgage Corp. Ser. 99-C1, Class A2,
                          7.29s, 2009                                                                              3,488,214
           298,633,105  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                          Class X, IO, 1.231s, 2031                                                               15,724,899
             2,435,000  DLJ Commercial Mortgage Corp. Ser. 99-CG3, Class A1B,
                          7.34s, 2009                                                                              2,393,148
                        Fannie Mae
            12,896,401    Ser. 98-51, Class SG, IO, 13.92s, 2022                                                   6,561,044
             9,667,500    Ser. 92-207, Class S, IO, 7.781s, 2022                                                   1,945,584
             8,745,693    Ser. 98-28, Class SD, IO, 6.79s, 2023                                                    1,907,654
            28,690,032    Ser. 93-251, Class Z, 6 1/2s, 2023                                                      25,220,331
            16,211,016    Ser. 96-34, Class SC, IO, 6.37s, 2023                                                    3,282,731
            27,732,356    Ser. 281, Class 2, IO, 9s, 2026                                                          7,652,397
            11,680,491    Ser. 217, Class 2, IO, 8s, 2023                                                          3,427,494
             4,211,667    Ser. 176, Class 2, IO, 8s, 2022                                                          1,235,861
            23,457,948    Ser. 266, Class 2, IO, 7.5s, 2024                                                        6,986,070
             4,143,145    Ser. 218, Class 2, IO, 7.5s, 2023                                                        1,250,712
            59,790,969    Ser. 221, Class 2, 7.5s, 2023                                                           18,012,029
            47,817,062    Ser. 252, Class 2, IO, 7.5s, 2023                                                       14,658,918
                 1,928    Ser. 302, Class 2, IO, 6s, 2029                                                                618
             7,947,795    Ser. 304, Class 2, IO, 6s, 2028                                                          2,280,024
             9,521,215    Ser. 97-91, Class FB, IO, 3.765s, 2023                                                   1,999,455
            43,228,823    Ser. 99-51, Class S, IO, 2.87s, 2029                                                     3,174,617
            60,244,201    Ser. 99-64, Class SE, IO, 2.255s, 2030                                                   3,068,689
                        Freddie Mac
            15,187,695    Ser. 2200, Class S, 15.64s, 2023                                                        13,991,664
             7,749,985    Ser. 1849, Class DA, IO, 9.489s, 2022                                                    2,581,714
             4,366,545    Ser. 1208, Class F, Principal Only (PO), 9s, 2022                                        3,370,427
             8,114,004    Ser. 2032, Class SK, IO, 8.363s, 2024                                                    3,813,582
            19,682,830    Ser. 147 Class IO, 8s, 2023                                                              5,794,133
            38,182,857    Ser. 1455 Class GA, IO, 7s, 2020                                                         8,328,636
             6,345,872    Ser. 1717, Class L, 6 1/2s, 2024                                                         6,142,110
            10,090,000    Ser. 2183, Class SG, 6.44s, 2014                                                         7,630,563
             6,199,115    Ser. 2122, Class ZA, 6 1/4s, 2028                                                        4,868,242
            38,761,181    Ser. 2141, Class SB, IO, 2.07s, 2029                                                     2,168,204
            13,939,731    Ser. 202, Class PO, zero % 2029                                                          8,516,305
            13,258,690    Ser. 195, Class PO, zero %, 2028                                                         9,040,769
             6,707,990    Ser. 180, Class PO, zero % 2026                                                          4,574,011
            16,931,259    Ser. 2182, Class EC, PO, zero %, 2025                                                   12,677,280
             5,024,832  GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                          6 3/4s, 2028                                                                             4,657,391
            11,505,000  General Growth Properties-ALA MOANA Ser. 99-C1,
                          Class E, 7.65s, 2009                                                                    11,533,763
                        General Growth Properties-Homart
             2,200,000    Ser. 99-C1, Class G, 8.089s, 2003                                                        2,205,500
             2,615,000    Ser. 99-C1, Class F, 7.839s, 2003                                                        2,621,538
                        General Growth Properties-Ivanhoe
             2,830,000    Ser. 99-C1, Class G, 9.38s, 2004                                                         2,837,075
             4,920,000    Ser. 99-C1, Class F, 7.916s, 2004                                                        4,932,300
                        Government National Mortgage Association
             2,534,986    Ser. 00-17, Class SB, 13.2s, 2026                                                        2,454,975
               670,392    Ser. 00-16, Class SA, 11.663s, 2026                                                        585,755
             6,430,461    Ser. 99-34, Class S, 8.112s, 2025                                                        5,136,331
             5,512,163    Ser. 99-40, Class US, 6s, 2027                                                           4,079,000
            40,799,411    Ser. 98-2 Class SA, IO, 2.37s, 2028                                                      2,460,715
             4,661,568  Headlands Mortgage Securities, Inc. Ser. 98-1, Class X2, IO,
                          6.5s, 2028                                                                                 907,549
                        Merrill Lynch Mortgage Investors, Inc.
             7,476,000    Ser. 1995-C3, Class D, 7.782s, 2025                                                      7,311,294
             1,283,000    Ser. 96-C2, Class E, 6.96s, 2028                                                         1,113,003
               656,000    Ser. 98-C2, Class D, 6.956s, 2030                                                          610,080
            98,769,377    Ser. 96-C2, IO, 1.602s, 2028                                                             6,589,769
            11,579,846    Ser. 98-C2, Class IO, 1.573s, 2030                                                         808,780
                        Morgan Stanley Capital I
             5,675,000    Ser, 98-XL1, Class A, 6.48s, 2030                                                        5,306,125
           101,554,981    Ser. 98-HF1, Class X, IO, 1.190s, 2018                                                   5,426,844
                        Mortgage Capital Funding, Inc.
            44,328,879    Ser. 97-MC2, Class X, IO, 1.58s, 2012                                                    2,943,715
           199,345,241    Ser. 98-MC1, Class X, IO, 0.856s, 2009                                                   7,335,282
             8,028,551  PNC Mortgage Securities Corp. Ser. 97-6, Class A2, 6.6s, 2027                              7,928,194
             2,098,186  Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                          5.9s, 2023                                                                               2,056,223
             6,800,000  Rural Housing Trust 144A, 7.35s, 2037                                                     10,829,000
             6,822,876  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                        6,584,076
             8,455,542  Structured Asset Security Corp. 144A, Ser. 98, 8.712s, 2027                                8,625,974
            14,273,987  Structured Asset Security Corp. Ser. 98-RF2, 8.58s, 2028                                  14,521,551
                                                                                                            ----------------
                        Total Collateralized Mortgage Obligations
                          (cost $464,208,430)                                                               $    449,941,320

PREFERRED STOCKS (3.6%) (a)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                73,610  AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                               $        809,710
                     2  Anvil Holdings Ser. B, $3.25 pfd. (PIK)                                                           10
                 2,182  Benedek Communications $11.50 pfd. (PIK)                                                   1,756,510
               272,400  California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                       6,333,300
               130,000  CGA Group, Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                             3,510,000
               139,570  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                        7,397,210
                19,700  Chevy Chase Savings Bank $3.25 pfd.                                                          482,650
                35,430  Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                     3,959,303
                 3,457  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                         3,519,658
               111,233  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                        12,040,972
               219,600  Diva Systems Corp. Ser. C, $6.00 pfd.                                                      1,098,000
                10,903  Dobson Communications Corp. $13.00 pfd.                                                   11,557,180
                 2,350  First Republic 144A 10.50% pfd.                                                            2,267,750
               172,935  Fitzgeralds Gaming $3.75 cum. pfd.                                                             1,729
                 3,285  Fresenius Medical Capital Trust I company guaranty Ser. D,
                          9.00%, pfd. (Germany)                                                                    3,112,538
                 7,980  Fresenius Medical Capital Trust II company guaranty $7.875,
                          pfd. (Germany)                                                                           7,182,000
                26,470  Global Crossing Holdings, LTD. 144A $10.50 pfd.                                            2,594,060
                11,056  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                9,729,280
                 7,106  ICG Holdings, Inc. 14.25% pfd. (Canada)                                                    6,466,460
                 7,523  ICG Holdings, Inc., 144A 14.00% pfd. (Canada) (PIK)                                        6,657,855
                 9,744  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                         9,305,520
                 4,762  Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                 5,047,720
                 1,281  Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                     1,229,760
               158,070  NEXTLINK Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                   7,903,500
                   980  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                        10,045,000
                24,009  Public Service Co. of New Hampshire $2.651 1st mtge. cum. pfd.                               600,225
                 3,211  R&B Falcon Corp. 13.875% cum. pfd. (POR)                                                   3,564,210
                 4,530  Rural Cellular Corp. 12.25% pfd. (PIK)                                                     4,520,940
                 6,080  WinStar Communications, Inc. 144A Ser. C, $14.25 cum. pfd. (PIK)                           8,208,000
                                                                                                            ----------------
                        Total Preferred Stocks (cost $146,889,067)                                          $    140,901,050

BRADY BONDS (2.7%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
           $12,805,000  Argentina (Republic of) govt. guaranty 6s, 2023                                     $      8,963,500
            66,781,144  Brazil (Federal Republic of) bonds 8s, 2014 (POR)                                         50,005,721
            23,825,000  Bulgaria (Government of) Ser. A, FLIRB 2 3/4s, 2012                                       17,034,875
            10,655,000  Peru (Republic of) bonds Ser. PDI, FRB 4 1/2s, 2017                                        7,099,427
             5,904,725  Venezuela (Republic of) deb. Ser. DL, FRB 7s, 2007                                         4,753,304
            26,425,000  Venezuela (Republic of) Ser. W-A, 6 3/4s, 2020                                            18,827,813
                                                                                                            ----------------
                        Total Brady Bonds (cost $105,475,893)                                               $    106,684,640

UNITS (0.7%) (a)
NUMBER OF UNITS                                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------------------
                 5,990  App China Group 144A units 14s, 2010                                                $      5,061,550
                 2,960  Australis Media, Ltd. units stepped-coupon zero %
                          (15 3/4s, 5/15/00), 2003 (In default) (Australia) (STP) (NON)                                  296
                 1,970  Colo.com 144A units 13 7/8s, 2010                                                          1,970,000
                 3,730  Equinix, Inc. 144A units 13s, 2007                                                         3,916,500
                 4,110  Leap Wireless 144A units 12 1/2s, 2010                                                     4,110,000
                 5,010  Maxcom Telecom 144A units 13 3/4s, 2007                                                    5,060,100
                 6,600  Pegasus Shipping 144A units company guaranty
                          stepped-coupon zero % (14 1/2s, 6/20/03), 2008
                          (Bermuda) (STP)                                                                            495,000
                 2,740  Stone Container Corp. units sr. sub. stepped-coupon zero %
                          (12 1/4s, 10/1/00), 2002 (STP)                                                           2,760,550
                 3,945  XCL, Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                              394,500
                 3,350  XM Satellite Radio, Inc, 144A units 14s, 2010                                              3,165,750
                                                                                                            ----------------
                        Total Units (cost $37,289,548)                                                      $     26,934,246

CONVERTIBLE BONDS AND NOTES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
           $12,250,000  Cybernet Internet Service 144A cv. sr. disc. notes
                          stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                  $      6,186,250
             7,915,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                             4,551,125
             2,782,000  GST Telecommunications, Inc. 144A cv. sr. disc. notes
                          stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                    2,169,960
             3,660,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                               2,859,375
             2,500,000  Waste Management, Inc. cv. sub. notes 4s, 2002                                             2,193,750
                                                                                                            ----------------
                        Total Convertible Bonds and Notes (cost $18,310,509)                                $     17,960,460

WARRANTS (0.4%) (a) (NON)                                                                     EXPIRATION
NUMBER OF WARRANTS                                                                               DATE                  VALUE
----------------------------------------------------------------------------------------------------------------------------
                   450  American Mobile Satellite Corp.                                         4/1/08      $         51,750
                    66  Anker Coal Group, Inc. 144A                                             10/28/09                   1
                 3,630  Bestel S.A. de C.V. (Mexico)                                            5/15/05              399,300
                 3,630  Birch Telecommunications, Inc. 144A (PIK)                               6/15/08              199,650
                28,657  Cellnet Data Systems, Inc.                                              10/1/07                    3
               130,000  CGA Group, Ltd. 144A                                                    2/11/07                1,300
                 4,390  Club Regina, Inc. 144A                                                  12/1/04                   44
                12,400  Comunicacion Cellular 144A (Colombia)                                   11/15/03              37,200
                 3,710  Cybernet Internet 144A                                                  7/1/09               371,000
                10,155  Destia Communications 144A                                              7/15/07            1,320,150
                 4,650  Diva Systems Corp.                                                      5/15/06            1,860,000
                30,644  Diva Systems Corp.                                                      3/1/08               735,456
                    70  E. Spire Communications, Inc.                                           11/1/05                1,610
                 4,250  Epic Resorts                                                            6/15/05                   43
                 3,200  Esat Holdings, Inc. (Ireland)                                           2/1/07               720,000
                 4,820  Firstworld Communication                                                4/15/08              843,500
                 5,350  Globalstar Telecommunications                                           2/15/04               26,750
                65,538  ICG Communications                                                      10/15/05           1,638,450
                 6,030  Interact Systems, Inc.                                                  8/1/03                    60
                 6,030  Interact Systems, Inc. 144A                                             12/15/09                  60
                 2,780  International Wireless Communications
                          Holdings 144A                                                         8/15/01                    3
                84,592  Intira Corp. Class A                                                    2/1/10                     8
                29,070  Intira Corp. Class B                                                    2/1/10                     3
                 6,500  Iridium World Com 144A                                                  7/15/05                    1
                 9,460  KMC Telecom Holdings, Inc.                                              4/15/08               33,110
                 8,835  Knology Holdings                                                        10/22/07              28,713
                14,715  McCaw International, Ltd.                                               4/15/07               66,218
                 4,350  Mediq, Inc. 144A                                                        6/1/09                    44
                 1,550  Metronet Communications 144A                                            8/15/07              232,500
                 5,612  Network Plus Corp.                                                      2/19/09            3,703,920
                 2,510  Onepoint Communications, Inc.                                           6/1/08                50,200
                 4,250  Orbital Imaging Corp. 144A                                              3/1/05                85,000
                 8,485  Orion Network Systems                                                   1/15/07              106,063
                13,800  Pagemart, Inc. 144A                                                     12/31/03             172,500
                 6,810  Pathnet, Inc. 144A                                                      4/15/08               68,100
                 7,360  Paxson Communications Corp. 144A                                        6/30/03               22,080
                28,800  Powertel, Inc.                                                          2/1/06               288,000
                 2,890  R&B Falcon Corp. 144A                                                   5/1/09             1,011,500
                 3,980  Signature Brands, Ltd.                                                  8/15/02                   40
                 8,690  Startec Global Communications Corp.                                     5/15/08              158,158
                 2,160  Sterling Chemicals Holdings                                             8/15/08               38,880
                 2,980  Telehub Communications Corp.                                            7/31/05                1,490
                14,235  UIH Australia/Pacific, Inc. 144A                                        5/15/06              427,050
                 4,290  Versatel Telecom B.V. 144A (Netherlands)                                5/15/08            2,574,000
                 6,375  Wireless One, Inc.                                                      10/19/00                   6
                 1,001  Wright Medical Technology, Inc. 144A                                    6/30/03                   10
                                                                                                            ----------------
                        Total Warrants (cost $7,964,639)                                                    $     17,273,924

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                16,110  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                         $        600,098
               137,070  Global Telesystems, Inc. 144A $3.625 cum. cv. pfd.                                         5,174,394
                 6,030  Interact Electronic $7.00 cv. pfd                                                              6,030
                27,900  LTV Corp. (The) 144A $4.125 cv. pfd.                                                       1,494,408
                   263  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                      2,419,600
                26,400  PSINet, Inc. Ser. C, $3.375 cum. cv. pfd.                                                  1,607,100
                31,600  RSL Communications, Ltd. 144A $3.75 cv. pfd. (Bermuda)                                     1,919,700
                 9,390  Verio, Inc. 144A $3.375 cv. pfd.                                                             509,999
                   819  World Access, Inc. 144A Ser. D, zero %, cv. pfd.                                             843,570
                27,784  XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd.                                                      27,784
                                                                                                            ----------------
                        Total Convertible Preferred Stocks (cost $18,934,129)                               $     14,602,683

COMMON STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                 1,750  AmeriKing, Inc. (NON)                                                               $         17,500
             1,289,757  Celcaribe (NON)                                                                              322,439
               252,474  Chesapeake Energy Corp. (NON)                                                                820,541
               223,713  Fitzgerald Gaming Corp. (AFF)                                                                55,928
                 7,541  IFINT Diversified Holdings 144A (NON)                                                         15,082
                 7,496  MGC Communications, Inc.                                                                     535,964
                   844  Mothers Work, Inc. (NON)                                                                      10,128
                   900  Paging Do Brazil Holdings Co., LLC 144A Class B (Brazil) (NON)                                     9
                 1,942  Premium Holdings (L.P.) 144A (NON)                                                            19,421
               979,968  PSF Holdings LLC Class A (NON) (AFF)                                                       9,799,680
                73,800  Spanish Broadcasting Systems (NON)                                                         1,328,400
                22,818  Viatel, Inc. (NON)                                                                         1,145,176
                                                                                                            ----------------
                        Total Common Stocks (cost $36,918,737)                                              $     14,070,268

ASSET-BACKED SECURITIES (0.3%) (a) (cost $15,064,750)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
           $15,125,651  First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                         $     11,344,238

SHORT-TERM INVESTMENTS (2.6%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
$            8,000,000  Asset Securitization Cooperative Corp. effective yield
                          of 6.05%, April 13, 2000                                                          $      7,983,867
            25,000,000  Associates First Capital Corp. effective yield of 6.25%,
                          April 3, 2000                                                                           24,986,979
            66,132,000  Interest in $556,447,000 joint repurchase agreement dated March 31, 2000 with Morgan Stanley & Co., Inc.
                          due April 3, 2000 with respect to various U.S. Treasury
                          obligations -- maturity value of $66,165,176 for an
                          effective yield of 6.02%                                                                66,132,000
                                                                                                            ----------------
                        Total Short-Term Investments (cost $99,102,846)                                     $     99,102,846
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $4,109,750,847) (b)                                         $  3,805,241,563
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $3,881,417,669.

  (b) The aggregate identified cost on a tax basis is $4,114,723,248, resulting in gross unrealized appreciation and depreciation of $103,046,838 and $412,528,523, respectively, or net unrealized depreciation of $309,481,685.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new
      interest rate to be paid and the date	the fund will begin receiving
      interest at this rate.

(POR) A portion of the income will be received in additional securities.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at March 31, 2000, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2000:
     (as percentage of Market Value)

            Brazil            2.5%
            Canada            3.3
            Denmark           2.3
            Germany           2.5
            Mexico            2.6
            Russia            1.5
            United Kingdom    3.5
            United States    74.6
            Others            7.2
                           ------
            Total           100.0%

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at March 31, 2000 (Unaudited)
(aggregate face value $636,376,197)
                                                                     Unrealized
                             Market    Aggregate Face   Delivery   Appreciation/
                             Value          Value         Date    (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars       $132,112,428   $134,511,179     6/21/00   $ (2,398,751)
Euro Dollars              287,197,348    302,516,422     6/21/00    (15,319,074)
Japanese Yen              204,765,015    179,341,294     6/21/00     25,423,721
Swedish Krona               9,868,991      9,773,706     6/21/00         95,285
Swiss Francs                9,817,186     10,233,596     6/21/00       (416,410)
-------------------------------------------------------------------------------
                                                                   $  7,384,771

-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 2000 (Unaudited)
(aggregate face value $556,931,547)
                                                                     Unrealized
                             Market    Aggregate Face   Delivery   Appreciation/
                             Value          Value         Date    (Depreciation)
-------------------------------------------------------------------------------
British Pounds           $167,867,938   $170,654,993     6/21/00   $  2,787,055
Canadian Dollar            16,422,994     16,408,676     6/21/00        (14,318)
Danish Krone               85,705,496     86,414,973     6/21/00        709,477
Euro Dollars               47,136,883     49,657,227     6/21/00      2,520,344
Japanese Yen              261,672,993    233,795,678     6/21/00    (27,877,315)
-------------------------------------------------------------------------------
                                                                   $(21,874,757)

-------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 2000 (Unaudited)
                                                                     Unrealized
                                       Aggregate Face   Expiration  Appreciation/
                         Total Value      Value            Date   (Depreciation)
-------------------------------------------------------------------------------
Euro Dollars 90 day
(Long)                  $269,641,350   $269,969,792       Sep-00   $   (328,442)
Euro Dollars 90 day
(Short)                  268,612,738    268,684,411       Sep-01         71,673
Gilt (Short)              14,099,645     13,880,012       Jun-00       (219,633)
Euro Bonds (Short)       136,101,176    133,296,473       Jun-00     (2,804,703)
U. S. Treasury Bonds
10 year (Long)           157,023,079    152,920,143       Jun-00      4,102,936
U. S. Treasury Bonds
(Long )                  129,338,250    123,204,251       Jun-00      6,133,999
-------------------------------------------------------------------------------
                                                                   $  6,955,830
-------------------------------------------------------------------------------




Statement of assets and liabilities
March 31, 2000 (Unaudited)

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $4,109,750,847) (Note 1)   $3,805,241,563
----------------------------------------------------------------------------------------------
Cash                                                                                10,801,879
----------------------------------------------------------------------------------------------
Foreign currency (cost $2,854,357)                                                   3,168,521
----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           79,478,504
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               7,183,389
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      49,953,346
----------------------------------------------------------------------------------------------
Receivable for variation margin                                                        335,001
----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                      31,535,882
----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                     4,481,002
----------------------------------------------------------------------------------------------
Total assets                                                                     3,992,179,087

Liabilities
----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   72,688
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    39,824,188
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          11,746,206
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         5,438,088
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             366,359
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                          148,100
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             7,549
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               3,440,743
----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                         46,025,868
----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                        3,517,512
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                 174,117
----------------------------------------------------------------------------------------------
Total liabilities                                                                  110,761,418
----------------------------------------------------------------------------------------------
Net assets                                                                      $3,881,417,669

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $4,625,189,762
----------------------------------------------------------------------------------------------
Distribution in excess of net investment income (Note 1)                           (14,476,975)
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                            (417,124,955)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                             (312,170,163)
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding       $3,881,417,669

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,385,466,803 divided by 130,799,370 shares)                                          $10.59
----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $10.59)*                                 $11.12
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,430,715,200 divided by 135,648,985 shares)**                                        $10.55
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($9,639,472 divided by 912,123 shares)**                                                $10.57
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,042,593,663 divided by 98,829,370 shares)                                           $10.55
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $10.55)*                                 $10.90
----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class Y share
($13,002,531 divided by 1,226,021 shares)                                               $10.61
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2000 (Unaudited)

Investment income:
----------------------------------------------------------------------------------------------
Interest income                                                                   $183,709,650
----------------------------------------------------------------------------------------------
Dividends                                                                            9,219,077
----------------------------------------------------------------------------------------------
Total investment income                                                            192,928,727

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    11,200,187
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       2,365,506
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       38,707
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                        15,055
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                1,799,254
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                8,042,367
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   37,808
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                2,664,330
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                214,870
----------------------------------------------------------------------------------------------
Auditing                                                                                44,405
----------------------------------------------------------------------------------------------
Legal                                                                                   36,585
----------------------------------------------------------------------------------------------
Postage                                                                                169,278
----------------------------------------------------------------------------------------------
Other                                                                                  260,638
----------------------------------------------------------------------------------------------
Total expenses                                                                      26,888,990
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (459,683)
----------------------------------------------------------------------------------------------
Net expenses                                                                        26,429,307
----------------------------------------------------------------------------------------------
Net investment income                                                              166,499,420
----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                  (100,286,387)
----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                        234,607
----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (12,108,129)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                               (13,193,494)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures
during the period                                                                   73,441,026
----------------------------------------------------------------------------------------------
Net loss on investments                                                            (51,912,377)
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $114,587,043
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $  166,499,420     $  362,221,857
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                           (112,159,909)      (196,140,309)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                          60,247,532       (166,068,998)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     114,587,043             12,550
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                               (65,103,709)      (138,363,215)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (67,458,604)      (143,702,788)
-------------------------------------------------------------------------------------------------------
   Class C                                                                  (310,783)          (190,341)
-------------------------------------------------------------------------------------------------------
   Class M                                                               (47,314,760)       (78,578,491)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                  (689,435)        (1,387,021)
-------------------------------------------------------------------------------------------------------
In excess of net investment income
   Class A                                                                        --         (2,769,429)
-------------------------------------------------------------------------------------------------------
   Class B                                                                        --         (2,876,304)
-------------------------------------------------------------------------------------------------------
   Class C                                                                        --             (3,810)
-------------------------------------------------------------------------------------------------------
   Class M                                                                        --         (1,572,799)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                        --            (27,762)
-------------------------------------------------------------------------------------------------------
From return of capital
   Class A                                                                        --           (857,766)
-------------------------------------------------------------------------------------------------------
   Class B                                                                        --           (890,868)
-------------------------------------------------------------------------------------------------------
   Class C                                                                        --             (1,180)
-------------------------------------------------------------------------------------------------------
   Class M                                                                        --           (487,138)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                        --             (8,599)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                       (371,378,796)      (433,837,511)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                            (437,669,044)      (805,542,472)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    4,319,086,713      5,124,629,185
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $14,476,975 and
$99,104, respectively)                                                $3,881,417,669     $4,319,086,713
-------------------------------------------------------------------------------------------------------

* Unaudited


The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

CLASS  A
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                          ended
Per-share                               March 31
operating performance                  (Unaudited)                              Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.77         $11.66         $12.70         $12.29         $11.99         $11.64
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .45(c)         .91(c)         .99(c)         .89(c)         .89            .95
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.14)          (.87)         (1.17)           .39            .30            .36
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .31            .04           (.18)          1.28           1.19           1.31
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.49)          (.91)          (.70)          (.87)          (.89)          (.80)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.01)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --             --           (.16)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --           (.01)            --             --             --           (.16)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.49)          (.93)          (.86)          (.87)          (.89)          (.96)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.59         $10.77         $11.66         $12.70         $12.29         $11.99
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     2.89*          0.31          (1.67)         10.86          10.35          11.89
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,385,467     $1,506,532     $1,911,024     $2,104,971     $1,845,901     $1,597,034
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .47*           .94            .97            .99           1.02           1.01
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  4.22*          8.04           7.88           7.17           7.32           8.22
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    88.91*        142.29         188.75         250.93         304.39         235.88
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                         ended
Per-share                              March 31
operating performance                 (Unaudited)                              Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.72         $11.61         $12.65         $12.24         $11.95         $11.61
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .41(c)         .82(c)         .89(c)         .79(c)         .80            .88
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.13)          (.87)         (1.17)           .40            .29            .33
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .28           (.05)          (.28)          1.19           1.09           1.21
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.45)          (.82)          (.60)          (.78)          (.80)          (.72)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.01)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --             --           (.16)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --           (.01)            --             --             --           (.15)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.45)          (.84)          (.76)          (.78)          (.80)          (.87)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.55         $10.72         $11.61         $12.65         $12.24         $11.95
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     2.61*         (0.47)         (2.42)         10.08           9.47          11.01
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,430,715     $1,722,284     $2,174,770     $2,366,410     $2,135,148     $1,795,456
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .85*          1.69           1.72           1.74           1.77           1.76
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  3.84*          7.29           7.13           6.42           6.57           7.46
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    88.91*        142.29         188.75         250.93         304.39         235.88
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $.01 per share.



Financial highlights
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                                                                      Six months
                                                                                         ended             For the period
Per-share                                                                               March 31         February 1, 1999+
operating performance                                                                 (Unaudited)           to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                                                                         2000                  1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                     $10.75                $11.51
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                  .41                   .59
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                       (.14)                 (.75)
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                      .27                  (.16)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                         (.45)                 (.59)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                           --                  (.01)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                              --                    --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                      --                    -- (d)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (.45)                 (.60)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                           $10.57                $10.75
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                    2.52*                (1.40)*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                          $9,639                $6,301
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                  .85*                 1.12*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                 3.86*                 5.00*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                   88.91*               142.29
--------------------------------------------------------------------------------------------------------------------------
 +  Commencement of operations.

 *  Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended                                                             For the period
Per-share                              March 31                                                               Dec. 1, 1994+
operating performance               (Unaudited)                      Year ended September 30                   to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.73         $11.62         $12.67         $12.27         $11.97         $11.34
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .44(c)         .87(c)         .96(c)         .82(c)         .86            .78
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.15)          (.86)         (1.18)           .43            .31            .63
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .29            .01           (.22)          1.25           1.17           1.41
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.47)          (.87)          (.67)          (.85)          (.87)          (.65)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.02)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --             --           (.16)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --           (.01)            --             --             --           (.13)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.47)          (.90)          (.83)          (.85)          (.87)          (.78)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.55         $10.73         $11.62         $12.67         $12.27         $11.97
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     2.78*          0.09          (1.97)         10.59          10.12          12.90*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,042,594     $1,066,821     $1,019,477       $513,351        $46,327        $14,751
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .60*          1.19           1.22           1.24           1.28           1.07*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  4.09*          7.81           7.69           6.88           7.09           6.30*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    88.91*        142.29         188.75         250.93         304.39         235.88
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended                                              For the period
Per-share                              March 31                                                July 1, 1996+
operating performance               (Unaudited)       Year ended September 30                   to Sept. 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.78         $11.66         $12.70         $12.29         $12.07
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income                       .46(c)         .93(c)        1.03(c)         .93(c)         .24
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.13)          (.86)         (1.18)           .38            .20
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                       .33            .07           (.15)          1.31            .44
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.50)          (.93)          (.73)          (.90)          (.22)
-----------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.01)            --             --             --
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --             --           (.16)            --             --
-----------------------------------------------------------------------------------------------------------
From return of capital                       --           (.01)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.50)          (.95)          (.89)          (.90)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.61         $10.78         $11.66         $12.70         $12.29
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     3.10*          0.63          (1.40)         11.14           3.70*
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $13,003        $17,149        $19,358        $19,763         $2,662
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .35*           .69            .72            .74            .19*
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  4.34*          8.27           8.15           7.29           1.95*
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    88.91*        142.29         188.75         250.93         304.39
-----------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $.01 per share.



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Diversified Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital by allocating its investments among the U.S. government and investment grade sector, high yield sector and international sector of the fixed-income securities market.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchases of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2000, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1999, the fund had a capital loss carryover of approximately $93,983,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $22,379,000    September 30, 2006
    71,604,000    September 30, 2007

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $459,683 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,133 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $101,227 and $429,014 from the sale of class A and class M shares, respectively, and received $1,761,823 and $1,441 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $5,002 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,600,867,198 and $2,096,410,812, respectively. Purchases and sales of U.S. government obligations aggregated $1,918,746,320 and $2,010,609,765, respectively.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 16,225,839        $173,456,545
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions:                               4,257,191          45,491,072
---------------------------------------------------------------------------
                                            20,483,030         218,947,617

Shares
repurchased                                (29,599,689)       (316,779,685)
---------------------------------------------------------------------------
Net decrease                                (9,116,659)       $(97,832,068)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,185,937        $262,223,067
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions:                               8,899,020          99,795,354
---------------------------------------------------------------------------
                                            32,084,957         362,018,421

Shares
repurchased                                (56,040,869)       (631,115,193)
---------------------------------------------------------------------------
Net decrease                               (23,955,912)      $(269,096,772)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,627,691         $81,269,676
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,223,821          44,938,104
---------------------------------------------------------------------------
                                            11,851,512         126,207,780

Shares
repurchased                                (36,903,094)       (392,789,146)
---------------------------------------------------------------------------
Net decrease                               (25,051,582)      $(266,581,366)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,095,147        $226,033,109
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,832,582          98,618,613
---------------------------------------------------------------------------
                                            28,927,729         324,651,722

Shares
repurchased                                (55,520,167)       (621,977,692)
---------------------------------------------------------------------------
Net decrease                               (26,592,438)      $(297,325,970)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    461,373          $4,928,194
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   22,058             235,242
---------------------------------------------------------------------------
                                               483,431           5,163,436

Shares
repurchased                                   (157,647)         (1,683,013)
---------------------------------------------------------------------------
Net increase                                   325,784          $3,480,423
---------------------------------------------------------------------------

                                           For the period February 1, 1999
                                               (commencement of operations)
                                                     to September 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    698,506          $7,813,038
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   12,323             135,025
---------------------------------------------------------------------------
                                               710,829           7,948,063

Shares
repurchased                                   (124,490)         (1,372,987)
---------------------------------------------------------------------------
Net increase                                   586,339          $6,575,076
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,371,906        $163,981,840
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  207,846           2,212,176
---------------------------------------------------------------------------
                                            15,579,752         166,194,016

Shares
repurchased                                (16,203,001)       (172,719,101)
---------------------------------------------------------------------------
Net decrease                                  (623,249)        $(6,525,085)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 65,331,032        $734,046,798
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  415,621           4,642,718
---------------------------------------------------------------------------
                                            65,746,653         738,689,516

Shares
repurchased                                (53,993,131)       (611,857,677)
---------------------------------------------------------------------------
Net increase                                11,753,522        $126,831,839
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    185,833          $1,984,256
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   64,452             689,435
---------------------------------------------------------------------------
                                               250,285           2,673,691

Shares
repurchased                                   (615,523)         (6,594,391)
---------------------------------------------------------------------------
Net decrease                                  (365,238)        $(3,920,700)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    684,770          $7,737,679
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  124,669           1,414,783
---------------------------------------------------------------------------
                                               809,439           9,152,462

Shares
repurchased                                   (877,835)         (9,974,146)
---------------------------------------------------------------------------
Net decrease                                   (68,396)          $(821,684)
---------------------------------------------------------------------------


Note 5
Transactions with Affiliated Companies

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                              Purchase               Sales            Dividend              Market
Affiliates                                        cost                cost              Income               Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
Fitzgeralds Gaming                                $--                 $--                 $--             $55,928
PSF Holdings, Inc. LLC, Class A                    --                  --                  --           9,855,608
------------------------------------------------------------------------------------------------------------------
  Totals                                          $--                 $--                 $--          $9,911,536


Trustees approve investment policy change for Putnam Diversified Income Trust

At their February 4, 2000, meeting, the Trustees of the Putnam Funds approved changes in the investment policies of Putnam Diversified Income Trust and four other funds that also invest in the U.S.
government/investment-grade, high-yield, and international fixed-income sectors of the securities markets.

The changes, proposed by Putnam Management, were made to standardize the ways the three investment sectors are defined and to provide greater clarity and consistency among the funds as to minimum and maximum investments in each sector, and to establish consistent limits on lower-rated securities that may be purchased by both the high-yield and international sectors.

The changes will provide portfolio managers somewhat greater flexibility, enhancing their ability to compete in the multi-sector universe, which has evolved over recent years. However, Putnam Management does not expect that the proposed changes will significantly change the way the funds are managed.

Sector definitions clarified and standardized. To eliminate ambiguity and inconsistency across funds, the following sector definitions were adopted for each of the five funds:

* The U.S. investment-grade sector includes any security issued by an entity domiciled or with its principal operations in the United States and at least investment-grade in quality.

* The high-yield sector includes any security issued by an entity domiciled or with its principal operations in the United States and is below investment-grade in quality.

* The international sector includes any security issued by an entity domiciled or with its principal operations outside the United States.

The revised investment policies also delete an expectation that the international sector will primarily be invested in securities of industrialized Western Europe (including the Scandinavian countries), Canada, Japan, Australia, and New Zealand. This change will increase the funds' flexibility to invest in nonindustrialized countries, including emerging markets.

Uniform limit established on lower-rated securities. The new uniform policy for all five funds limits securities below investment grade quality to 70% of fund assets, provided that no more than 5% of assets be invested in securities below CCC in quality. This policy will limit the credit risk of the fund.

Consistent minimum and maximum investment limits adopted. The required
20% minimum investment in U.S. government securities was lowered to 15%, in light of the minimum investment of 15% in each sector. The redundant separate restriction requiring Putnam Diversified Income Trust to invest at least 65% of the U.S. government/investment-grade sector in U.S. government securities was dropped. In addition, the fund's redundant, separate policy that limited investment in foreign securities to no more than 80% of fund assets was eliminated.



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **
California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

              * Formerly Putnam Diversified Income Trust II

[DOUBLE DAGGER] Closed to new investors. Some exceptions may apply.
                Contact Putnam for details.

 [SECTION MARK] Not available in all states.

             ** An investment in a money market fund is not insured or
                guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.

Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

David L. Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Diversified Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com

SA028/60366  075/387/803/2BC  5/00


PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
Putnam Diversified Income Trust
Supplement to Semiannual Report dated 3/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
Total return:                           NAV

Six months ended 03/31/00              3.10%
One year ended 3/31/00                 2.16%
Life of class (since 7/01/96)
Annual average                         4.49%
--------------------------------------------------------------------------
Share value:                           NAV

9/30/99                               10.78
3/31/00                               10.61
--------------------------------------------------------------------------
Distributions:     No.     Income      Capital gains     Total
                    6      0.498            --           0.498
--------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.